Basis of Presentation and Nature of Operations	3 Months Ended	9 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

1. Basis of Presentation and Going Concern

Basis of Presentation

Luxeyard Inc., (the “Company”, “we” or “our”), a Delaware Corporation, is an internet company selling luxury goods on a flash web site. Luxeyard, Inc. is the parent company of the wholly owned subsidiaries, LY Retail, LLC (“LY Retail Texas”), incorporated under the laws of the State of Texas on April 20, 2011 and LY Retail, LLC (“LY Retail”) incorporated in the State of California on November 8, 2011.

We have prepared the accompanying consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial reporting. These consolidated financial statements are unaudited and, in our opinion, include all adjustments, consisting of normal recurring adjustments and accruals necessary for a fair presentation of our consolidated balance sheets, operating results, and cash flows for the periods presented. Operating results for the periods presented are not necessarily indicative of the results that may be expected for 2012 due to seasonal and other factors. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) have been omitted in accordance with the rules and regulations of the SEC. These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes of our 2011 Annual Report on Form 10-K.

Going Concern

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which contemplate continuation of the Company as a going concern. For the three months ended March 31, 2012, the Company has incurred operating losses and negative operating cash flows which raise doubt on its ability to continue as a going concern. The continuation of the Company as a going concern is dependent upon the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. Realization value may be substantially different from carrying values as shown and these financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

1.  Basis of Presentation and Nature of Operations

Basis of Presentation

Luxeyard Inc., (the “Company”, “we” or “our”), a Delaware Corporation, is an internet company selling luxury goods on a flash web site. Luxeyard, Inc. is the parent company of the wholly owned subsidiaries, LY Retail, LLC (“LY Retail Texas”), incorporated under the laws of the State of Texas on April 20, 2011 and LY Retail, LLC (“LY Retail”) incorporated in the State of California on November 8, 2011. The Company has adopted a fiscal year end of December 31.

Nature of Operations

On November 8, 2011, Top Gear Inc., a Delaware corporation (“Top Gear”) acquired all of the membership units of LY Retail Texas on April 20, 2011. LY Retail Texas exchanged all of its membership for the issuance of 1,785,294 shares (30,350,000 shares post-split) of Top Gear’s common stock pursuant to a Securities Exchange Agreement between LY Retail Texas, LY Retail Texas’s former members, Top Gear and the former principal stockholders of Top Gear.  As a result of this transaction, LY Retail Texas became a wholly-owned subsidiary of Top Gear and its former members became the controlling stockholders of Top Gear.  The transaction was accounted for as a reverse merger and recapitalization of Top Gear affected by a securities exchange, wherein LY Retail Texas is considered the acquirer for accounting and financial reporting purposes.

Immediately prior to the securities exchange, Top Gear contributed substantially all of its assets and liabilities to a subsidiary and then spun out the subsidiary to its former controlling stockholders in exchange for the cancellation of a total of 7,000,000 shares (pre-split) of our common stock previously held by them.

Concurrently with this transaction, LY Retail was incorporated in the State of California as a wholly owned subsidiary of the Company on November 8, 2011 and all of the operating activity of the Company was transferred to LY Retail and LY Retail Texas ceased all activity. At year end LY Retail and LY Retail Texas are wholly owned subsidiaries of Top Gear.

On January 9, 2012, Top Gear filed a Certificate of Amendment to our Articles of Incorporation to change the corporate name from “Top Gear, Inc.” to “Luxeyard, Inc.” The amendment was effective as of January 9, 2012. The name change was declared effective by Financial Industry Regulatory Authority, or FINRA, as of February 13, 2012.

Going Concern

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which contemplate continuation of the Company as a going concern. For the period ended December 31, 2011, the Company has incurred operating losses and negative operating cash flows which raise doubt on its ability to continue as a going concern. The continuation of the Company as a going concern is dependent upon the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. Realization value may be substantially different from carrying values as shown and these financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.